UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
[X]    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
    January 1, 2020 to December 31, 2020
Date of Report (Date of earliest event reported): February 3, 2021
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0000758387

Carla L. Heiss
Triton Container International Limited 100 Manhattanville Road Purchase, NY 10577 Tel: (914) 697-2530
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)
[ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]
[ ]      Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:

________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _____________

Central Index Key Number of underwriter (if applicable): _____________

____________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2)(ii), Triton Container International Limited, as securitizer, has indicated by check mark that there is no activity to report in respect of asset-backed securities issued in transactions sponsored by the securitizer that were outstanding during the reporting period.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
Not applicable for the reporting period.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TRITON CONTAINER INTERNATIONAL LIMITED (Securitizer)
By:	/s/ John Burns
Name:	John Burns
Title:	Chief Financial Officer
Dated:	February 3, 2021